Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2014
Financial Instruments and Fair Value Disclosures [Abstract]
Derivative Instruments - Balance Sheet Location
		December 31, 2013	June 30, 2014
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Non-Current Assets – Interest rate swaps	$(87,295)	$-
Interest rate swaps	Current liabilities – Interest rate swaps	294,505	-
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	22,683	-
	Subtotal	$229,893	$-

Derivatives not designated as hedging instruments
Interest rate swaps	Non-Current Assets – Interest rate swaps	$-	$(52,110)
Interest rate swaps	Current liabilities – Interest rate swaps	685,960	863,451
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	359,433	164,539
	Subtotal	$1,045,393	$975,880

Total derivatives		$1,275,286	$975,880

Effect of Derivative Instruments designated as hedging instruments (Recognized in Accumulated Other Comprehensive Income / (Loss) - Effective Portion)	Gain / (Loss) Recognized in Accumulated Other Comprehensive Income / (Loss) – Effective Portion
	Six Months Ended June 30,
	2013	2014
Interest rate swaps	$ 403,710	$131,238
Total	$ 403,710	$131,238

Effect of Derivative Instruments designated as hedging instruments (Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) - Effective Portion)

Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) – Effective Portion

		Six Months Ended June 30,
	Location	2013	2014
Interest rate swaps – Realized Loss	Interest and finance costs	$(154,637)	$(98,656)
Total		$(154,637)	$(98,656)

Effect of Derivative Instruments not designated as hedging instruments
		Six Months Ended June 30,
	Location of Gain / (Loss) Recognized	2013	2014
Interest rate swaps – Fair value	Gain / (Loss) on derivatives, net	$508,816	$69,512
Interest rate swaps – Realized Loss	Gain / (Loss) on derivatives, net	(488,690)	(405,175)
Net gain / (loss) on derivatives		$20,126	$(335,663)

Summary of Valuation of Interest Rate Swaps
Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2013	June 30, 2014
Interest rate swaps – asset	$(87,295)	$(52,110)
Interest rate swaps – liability	1,362,581	1,027,990
Total	$1,275,286	$975,880

Marketable Securities Location of Gain / (Loss) Recognized
		Six Months Ended June 30,
	Location of Gain / (Loss) Recognized	2013	2014
Marketable securities – Initial measurement	Gain from marketable securities, net	$3,113,306	$-
Marketable securities – Realized Gain	Gain from marketable securities, net	-	11,598
Net gain on marketable securities		$3,113,306	$11,598

Available For Sale Securites Summary Of Valuation
Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2013	June 30, 2014
KLC Shares – Marketable Securities	$1,616,329	$1,374,313

Investment In Affiliate Summary Of Valuation
Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
Investment in equity affiliate – Box Ships Inc.	$5,190,625	$5,633,627